Condensed Consolidated Interim Statements of Changes in Shareholders’ Equity (Deficiency) - USD ($)	Total	Common Stock [Member]		Additional Paid-in Capital [Member]	Shares To Be Issued [Member]	Deficit [Member]	Accumulated Other Comprehensive Income [Member]	Special Voting Preferred Stock [Member]
Opening Balance at Mar. 31, 2015	$ 5,883,903	$ 65,840		$ 12,076,569		$ (6,300,655)	$ 42,149	$ 0
Opening Balance (in shares) at Mar. 31, 2015		65,839,563						1
Shares issued on private placement	4,556,818	$ 6,568		4,550,250		0	0	$ 0
Shares issued on private placement (in shares)		6,568,750						0
Shares to be issued for services	169,700	$ 117		169,583		0	0	$ 0
Shares to be issued for services (in shares)		117,471						0
Cashless exercise of warrants	0	$ 46		(46)		0	0	$ 0
Cashless exercise of warrants (in shares)		45,508						0
Share compensation expense	1,495,837	$ 20		1,495,817		0	0	$ 0
Share compensation expense (in shares)		20,000						0
Net income (loss) for the period	(6,706,407)	$ 0		0		(6,706,407)	0	$ 0
Closing Balance at Mar. 31, 2016	5,399,851	$ 72,591		18,292,173	$ 0	(13,007,017)	42,149	$ 0
Closing Balance (in shares) at Mar. 31, 2016		72,591,292						1
Shares issued to acquire IMT	23,177,000	$ 23,650	[1]	23,153,350	0	0	0	$ 0
Shares issued to acquire IMT (in shares)		23,650,000	[1]					0
Stock compensation acquired	2,582,890	$ 0	[1]	2,582,890	0	0	0	$ 0
Options exercised	18,166	$ 110	[1]	18,056	0	0	0	$ 0
Options exercised (in shares)		110,096	[1]					0
Cashless exercise of warrants	0	$ 51	[1]	(51)	0	0	0	$ 0
Cashless exercise of warrants (in shares)		51,249	[1]					0
Warrant exercised	40,195	$ 175	[1]	40,020	0	0	0	$ 0
Warrant exercised (in shares)		174,759	[1]					0
Share compensation expense	1,001,950	$ 217	[1]	1,001,733	0	0	0	$ 0
Share compensation expense (in shares)		217,047	[1]					0
Net income (loss) for the period	(8,069,402)	$ 0	[1]	0	0	(8,069,402)	0	$ 0
Closing Balance at Mar. 31, 2017	24,150,650	$ 96,794	[1]	45,088,171	0	(21,076,419)	42,149	$ 0
Closing Balance (in shares) at Mar. 31, 2017		96,794,443	[1]					1
Warrant exercised	1,125,038	$ 5,000	[1]	1,120,038	0	0	0	$ 0
Warrant exercised (in shares)		5,000,172	[1]					0
Share compensation expense	1,013,256	$ 0	[1]	1,013,256	0	0	0	$ 0
Share compensation expense (in shares)		0	[1]					0
Fair value of warrants on convertible loans	380,036	$ 0	[1]	380,036	0	0	0	$ 0
Warrant down round feature (Note 12)	0	0		41,025	0	(41,025)	0	0
Shares to be issued	60,000	$ 0	[1]	0	60,000	0	0	$ 0
Shares to be issued (in shares)		0	[1]					0
Net income (loss) for the period	(5,855,877)	$ 0	[1]	0	0	(5,855,877)	0	$ 0
Closing Balance at Sep. 30, 2017	$ 20,873,148	$ 101,794	[1]	$ 47,642,526	$ 60,000	$ (26,973,321)	$ 42,149	$ 0
Closing Balance (in shares) at Sep. 30, 2017		101,794,615	[1]					1

[1]	Includes exchangeable shares